Reverse Acquisition - Schedule of Business Acquisitions (Detail) (Reverse acquisition - YIDI [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2014	Dec. 31, 2014
Reverse acquisition - YIDI [Member]
Business Acquisition [Line Items]
Purchase price assumption of note payable to former officer	$ 249	$ 249
Allocation of purchase price:
Intangible assets acquired	262	262
Accrued expense assumed	(13)	(13)
Net assets acquired	$ 249	$ 249